TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables
The following table summarises trade and other payables as at the dates presented:

	31 December 2019	31 December 2018
	€ million	€ million
Trade accounts payable	1,138	1,105
Accrued customer marketing costs	701	753
Accrued deposits	274	282
Accrued compensation and benefits	234	269
Accrued taxes	251	273
Other accrued expenses	187	146
Total trade and other payables	2,785	2,828